BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Deficit:
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares Issued	10,204,000	10,204,000	9,000,000
Common Stock, Shares Outstanding	10,204,000	10,204,000	9,000,000